Risks Arising from Financial Instruments - Summary of Interest Expense Recognized on Unhedged and Hedged Financial Liabilities (Detail) - Interest Rate Risk [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedging instruments [line items]
Interest expense	$ (3,684)	$ (4,016)	$ (4,168)
Financial Liabilities at Amortised Cost, Class [Member] | Not Designated in Hedging Relationship [Member]
Disclosure of detailed information about hedging instruments [line items]
Interest expense	(3,836)	(4,154)	(4,264)
Fair value hedges [member] | Hedged Item [Member]
Disclosure of detailed information about hedging instruments [line items]
Interest expense	(6)	(1)	(46)
Cash flow hedges [member] | Hedged Item [Member]
Disclosure of detailed information about hedging instruments [line items]
Interest expense	17	19	15
Net investment hedges [member] | Hedging Instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Interest expense	0	2	2
Economic Hedges [Member] | Hedged Item [Member]
Disclosure of detailed information about hedging instruments [line items]
Interest expense	$ 141	$ 118	$ 124